Borrowings and financing (Tables)	3 Months Ended
Mar. 31, 2024
Borrowings And Financing
Schedule of borrowings and financing outstanding

Borrowings and financing outstanding balance	March 31, 2024			December 31, 2023
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Local currency
12th issue debentures	56,517	-	56,517	45,450	22,385	67,835
18th issue debentures	40,975	-	40,975	46,962	-	46,962
22nd issue debentures	174,245	-	174,245	170,957	170616	341,573
23rd issue debentures	490,841	374,303	865,144	490,810	374,279	865,089
24th issue debentures	-	523,163	523,163	-	512,122	512,122
26th issue debentures	-	1,330,768	1,330,768	-	1,302,042	1,302,042
27th issue debentures	200,000	498,704	698,704	200,000	498,634	698,634
28th issue debentures	127,745	1,070,548	1,198,293	127,715	1,070,457	1,198,172
29th issue debentures	-	1,332,090	1,332,090	-	1,314,136	1,314,136
30th issue debentures	124,988	748,275	873,263	125,000	873,231	998,231
31st issue debentures	-	2,933,677	2,933,677	-	-	-
Brazilian Federal Savings Bank	110,235	1,489,676	1,599,911	108,210	1,508,275	1,616,485
Brazilian Development Bank - BNDES PAC II 9751	7,295	14,519	21,814	7,286	16,316	23,602
Brazilian Development Bank - BNDES PAC II 9752	4,943	9,885	14,828	4,936	11,107	16,043
Brazilian Development Bank - BNDES ONDA LIMPA	27,223	-	27,223	27,219	6,766	33,985
Brazilian Development Bank – BNDES TIETÊ III	200,947	602,767	803,714	200,693	652,175	852,868
Brazilian Development Bank - BNDES 2015	34,189	351,960	386,149	34,146	360,021	394,167
Brazilian Development Bank - BNDES 2014	6,646	8,471	15,117	6,638	10,107	16,745
Inter-American Development Bank – IDB 2202	181,349	1,893,180	2,074,529	181,349	1,983,615	2,164,964
Inter-American Development Bank – IDB INVEST	41,760	794,125	835,885	39,550	814,840	854,390
Inter-American Development Bank – IDB INVEST 2022	14,100	438,305	452,405	14,100	438,241	452,341
Inter-American Development Bank – IDB INVEST 2023	14,100	447,808	461,908	14,100	447,791	461,891
International Finance Corporation - IFC 2022	22,800	714,139	736,939	22,800	713,910	736,710
International Finance Corporation - IFC 2023	-	987,006	987,006	-	986,651	986,651
Leases (Concession Agreements, Program Contracts, and Contract Asset)	106,362	206,075	312,437	49,884	259,326	309,210
Leases (others)	100,102	151,548	251,650	68,499	73,801	142,300
Other	3,006	2,161	5,167	3,003	2,910	5,913
Interest and other charges	379,694	-	379,694	377,398	-	377,398
Total in local currency	2,470,062	16,923,153	19,393,215	2,366,705	14,423,754	16,790,459

Borrowings and financing outstanding balance	March 31, 2024			December 31, 2023
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Foreign currency
Inter-American Development Bank - IDB 1212 – US$ 15,417 thousand (US$ 20,556 thousand in December 2023)	51,351	25,676	77,027	49,759	49,759	99,518
Inter-American Development Bank - IDB 4623 – US$ 152,187 thousand (US$ 152,187 thousand in December 2023)	-	736,321	736,321	-	712,449	712,449
International Bank for Reconstruction and Development (IBRD) – IBRDs 7662 and 8916 - US$ 104,405 thousand (US$ 78,197 thousand in December 2023)	30,375	476,883	507,258	29,433	477,554	506,987
JICA 15 – ¥ 6,338,365 thousand (¥ 6,914,580 thousand in December 2023)	38,042	171,188	209,230	39,437	197,180	236,617
JICA 18 – ¥ 5,698,880 thousand (¥ 6,216,960 thousand in December 2023)	34,204	153,803	188,007	35,457	177,168	212,625
JICA 17 – ¥ 3,464,352 thousand (¥ 3,464,352 thousand in December 2023)	9,530	104,054	113,584	9,879	107,880	117,759
JICA 19 – ¥ 23,575,734 thousand (¥ 24,482,493 thousand in December 2023)	59,864	716,868	776,732	62,059	774,200	836,259
Interest and other charges	22,933	-	22,933	23,677	-	23,677
Total in foreign currency	246,299	2,384,793	2,631,092	249,701	2,496,190	2,745,891

Total borrowings and financing	2,716,361	19,307,946	22,024,307	2,616,406	16,919,944	19,536,350

Schedule of borrowings terms

Local currency	Guarantees	Maturity	Annual interest rate	Inflation adjustment

12th issue debentures	Own funds	2025	TR + 9.5%
17th issue debentures	Own funds	2023	CDI + 0.75% (series 1), 4.5% (series 2), and 4.75% (series 3)	IPCA (series 2 and 3)
18th issue debentures	Own funds	2024	TJLP + 1.92% (series 1 and 3) and 8.25% (series 2)	IPCA (series 2)
22nd issue debentures	Own funds	2025	CDI + 0.58% (series 1) and CDI+ 0.90% (series 2) and 6.0% (series 3)	IPCA (series 3)
23rd issue debentures	Own funds	2027	CDI + 0.49% (series 1) and CDI+ 0.63% (series 2)
24th issue debentures	Own funds	2029	3.20% (series 1) and 3.37% (series 2)	IPCA (series 1 and 2)
26th issue debentures	Own funds	2030	4.65% (series 1) and 4.95% (series 2)	IPCA (series 1 and 2)
27th issue debentures	Own funds	2027	CDI + 1.60% (series 1) and CDI+ 1.80% (series 2) and 2.25% (series 3)
28th issue debentures	Own funds	2028	CDI + 1.20% (series 1) and CDI+ 1.44% (series 2) and 1.60% (series 3)
29th issue debentures	Own funds	2036	CDI + 1.29% (series 1), 5.3058% (series 2), and 5.4478% (series 3)	IPCA (series 2 and 3)
30th issue debentures	Own funds	2029	CDI + 1.30% (series 1) and CDI+ 1.58% (series 2)
31st issue debentures	Own funds	2034	CDI +0.49 (series 1) and CDI+1.10% (series 2) and CDI+1.31% (series 3)
Brazilian Federal Savings Bank	Own funds	2024/2042	5% to 9.5%	TR
Brazilian Development Bank - BNDES PAC II 9751	Own funds	2027	TJLP + 1.72%
Brazilian Development Bank - BNDES PAC II 9752	Own funds	2027	TJLP + 1.72%
Brazilian Development Bank - BNDES ONDA LIMPA	Own funds	2025	TJLP + 1.92%
Brazilian Development Bank – BNDES TIETÊ III	Own funds	2028	TJLP + 1.66%
Brazilian Development Bank - BNDES 2015	Own funds	2035	TJLP + 2.18%
Brazilian Development Bank - BNDES 2014	Own funds	2026	TJLP + 1.76%
Inter-American Development Bank – IDB 2202	Government	2035	CDI + 0.86%
Inter-American Development Bank – IDB INVEST	Own funds	2034	CDI+ 1.90% and CDI 2.70%
Inter-American Development Bank – IDB INVEST 2022	Own funds	2036	CDI + 2.50%
Inter-American Development Bank – IDB INVEST 2023	Own funds	2036	CDI + 0.50%
International Finance Corporation - IFC	Own funds	2032	CDI + 2.00%
Leases (Concession Agreements, Program Contracts, and Contract Asset)		2035	7.73% to 10.12%	IPC
Leases (others)		2042	9.74% to 15.24%
Other	Own funds	2025	3% (FEHIDRO); TJLP + 1.5% (FINEP)

Foreign currency	Guarantees	Maturity	Annual interest rate	Exchange variation

Inter-American Development Bank - IDB 1212 – US$ 15,417 thousand	Government	2025	SOFR +5.13%	US$
Inter-American Development Bank - IDB 4623 – US$ 152,187 thousand	Government	2044	SOFR + 6.55055%	US$
International Bank for Reconstruction and Development (IBRD) – IBRDs 7662 and 8916 - US$ 104,405 thousand	Government	2034	SOFR + 6.06% and 7.16%	US$
JICA 15 – ¥ 6,338,365 thousand	Government	2029	1.8% and 2.5%	Yen
JICA 18 – ¥ 5,698,880 thousand	Government	2029	1.8% and 2.5%	Yen
JICA 17 – ¥ 3,464,352 thousand	Government	2035	1.2% and 0.01%	Yen
JICA 19 – ¥ 23,575,734 thousand	Government	2037	1.7% and 0.01%	Yen

Schedule of borrowings payment

	2024	2025	2026	2027	2028	2029	2030 to 2044	TOTAL
LOCAL CURRENCY
Debentures	905,061	1,328,730	1,217,890	1,387,314	665,375	1,304,027	3,218,442	10,026,839
Brazilian Federal Savings Bank	82,048	115,356	122,556	130,195	138,177	143,481	868,098	1,599,911
BNDES	210,955	260,803	250,860	238,124	84,351	34,189	189,563	1,268,845
IDBs - National	139,754	260,899	330,209	315,069	420,959	385,919	1,971,918	3,824,727
IFCs	22,800	44,200	61,800	80,800	123,600	181,600	1,209,145	1,723,945
Leases (Concession Agreements, Program Contracts, Contract Asset, and others)	151,818	133,170	64,062	22,899	58,917	19,012	114,209	564,087
Other	2,254	2,771	142	-	-	-	-	5,167
Interest and other charges	304,965	74,729	-	-	-	-	-	379,694
TOTAL IN LOCAL CURRENCY	1,819,655	2,220,658	2,047,519	2,174,401	1,491,379	2,068,228	7,571,375	19,393,215
FOREIGN CURRENCY
IDB	25,676	71,361	40,019	40,019	40,019	40,019	556,235	813,348
IBRD	15,188	30,375	30,375	30,375	30,375	41,525	329,045	507,258
JICA	75,585	141,639	141,639	141,639	141,639	141,526	503,886	1,287,553
Interest and other charges	19,741	3,192	-	-	-	-	-	22,933
TOTAL IN FOREIGN CURRENCY	136,190	246,567	212,033	212,033	212,033	223,070	1,389,166	2,631,092
Total	1,955,845	2,467,225	2,259,552	2,386,434	1,703,412	2,291,298	8,960,541	22,024,307

Schedule of changes in borrowings

	December 31, 2023	Addition (lease)	Funding	Borrowing costs	Inflation adjustment and exchange rate changes	Inflation adjustment / exchange rate change and incorporated interest- Capitalized	Interest paid	Amortization	Accrued interest	Provision for interest and fees - Capitalized	Expenses with borrowing costs	March 31, 2024

LOCAL CURRENCY
Debentures	7,534,818	-	2,940,478	(7,319)	51,281	10,953	(166,538)	(316,082)	151,082	36,657	2,731	10,238,061
Brazilian Federal Savings Bank	1,621,014	-	7,857	-	1,653	412	(31,269)	(26,495)	25,167	6,056	-	1,604,395
BNDES	1,341,472	-	-	-	1,096	553	(24,734)	(70,274)	16,743	8,191	59	1,273,106
IDB 2202	2,252,742	-	-	-	-	-	(132,871)	(90,674)	34,753	27,317	239	2,091,506
IDB INVEST 2020	900,367	-	-	-	-	-	(61,148)	(18,670)	-	28,095	165	848,809
IFC 2022	757,297	-	-	-	-	-	-	-	8,217	15,647	229	781,390
IFC 2023	1,006,642	-	-	-	-	-	-	-	10,690	20,362	355	1,038,049
IDB INVEST 2022	454,543	-	-	-	-	-	-	-	14,842	-	64	469,449
IDB INVEST 2023	464,131	-	-	-	-	-	-	-	15,038	-	17	479,186
Leases (Concession Agreements, Program Contracts, and Contract Asset)	309,210	-	-	-	-	-	(27,329)	-	30,556	-	-	312,437
Leases (others)	142,300	130,666	-	-	-	-		(30,193)	8,877	-	-	251,650
Other	5,923	-	-	-	6	-	(92)	(751)	90	1	-	5,177
TOTAL IN LOCAL CURRENCY	16,790,459	130,666	2,948,335	(7,319)	54,036	11,918	(443,981)	(553,139)	316,055	142,326	3,859	19,393,215

FOREIGN CURRENCY
IDBs	819,455	-	-	-	26,441	-	(2,457)	(25,359)	13,639	-	298	832,017
IBRD	515,015	-	-	(1,321)	16,589	-	(16,507)	(15,133)	10,076	3	139	508,861
JICA	1,411,421	-	-	-	(49,365)	-	(10,651)	(66,395)	5,005	148	51	1,290,214

TOTAL IN FOREIGN CURRENCY	2,745,891	-	-	(1,321)	(6,335)	-	(29,615)	(106,887)	28,720	151	488	2,631,092
Total	19,536,350	130,666	2,948,335	(8,640)	47,701	11,918	(473,596)	(660,026)	344,775	142,477	4,347	22,024,307

	December 31, 2022	Addition (lease)	Funding	Borrowing costs	Inflation adjustment and exchange rate changes	Inflation adjustment / exchange rate change and incorporated interest- Capitalized	Interest paid	Amortization	Accrued interest	Provision for interest and fees - Capitalized	Expenses with borrowing costs	March 31, 2023

LOCAL CURRENCY
Debentures	8,166,366	-	-	(516)	60,883	5,463	(206,330)	(363,123)	162,197	46,336	2,859	7,874,135
Brazilian Federal Savings Bank	1,526,185	-	50,852	-	6,250	1,718	(29,853)	(27,891)	23,539	6,393	-	1,557,193
BNDES	1,380,993	-	-	-	3,354	984	(25,753)	(61,940)	19,891	5,670	65	1,323,264
IDB 2202	2,450,550	-	-	-	-	-	(165,514)	(90,674)	26,253	58,942	239	2,279,796
IDB INVEST	943,619	-	-	-	-	-	(71,521)	(18,670)	22,661	12,244	166	888,499
IFC	774,525	-	-	-	-	-	-	-	-	29,484	228	804,237
IDB INVEST 2022	469,327	-	-	-	-	-	-	-	18,405	-	64	487,796
Leases (Concession Agreements, Program Contracts, and Contract Asset)	357,844	-	-	-	-	-	(13,603)	(10,873)	13,603	-	-	346,971
Leases (others)	101,374	320	-	-	-	-	(4,523)	(20,389)	9,047	-	-	85,829
Other	12,130	-	3,629	-	22	-	(161)	(1,581)	160	2	-	14,201
TOTAL IN LOCAL CURRENCY	16,182,913	320	54,481	(516)	70,509	8,165	(517,258)	(595,141)	295,756	159,071	3,621	15,661,921

FOREIGN CURRENCY
IDBs	532,693	-	50,342	-	(15,365)	-	(2,474)	(26,343)	5,062	-	237	544,152
IBRD	399,762	-	18,892	(1,588)	(10,585)	-	(10,061)	(16,014)	8,691	56	106	389,259
JICA	1,803,109	-	-	-	(56,819)	-	(14,057)	(78,741)	6,635	289	51	1,660,467
IDB 1983AB	40,194	-	-	-	(1,056)	-	-	-	661	221	104	40,124
TOTAL IN FOREIGN CURRENCY	2,775,758	-	69,234	(1,588)	(83,825)	-	(26,592)	(121,098)	21,049	566	498	2,634,002
Total	18,958,671	320	123,715	(2,104)	(13,316)	8,165	(543,850)	(716,239)	316,805	159,637	4,119	18,295,923

Schedule of debentures

	Value	Rate	Maturity
Series 1	507,000	CDI + 0.49% p.a.	2029
Series 2	1,734,467	CDI + 1.10% p.a.	2031
Series 3	699,011	CDI + 1.31% p.a.	2034
Total	2,940,478

Schedule of restrictive covenants ratios

Covenants
Adjusted EBITDA / Adjusted Financial Expenses	Equal to or higher than 2.80
EBITDA / Financial Expenses Paid	Equal to or higher than 2.35
Adjusted Net Debt / Adjusted EBITDA	Equal to or lower than 3.80
Net Debt / Adjusted EBITDA	Equal to or lower than 3.50
Other Onerous Debt (1) / Adjusted EBITDA	Equal to or lower than 1.30
Adjusted Current Ratio	Higher than 1.00
(1) The contractual definition of “Other Onerous Debts” corresponds to the sum of pension plan obligations and healthcare plan, installment payments of tax debts, and installment payments of debts with the electricity supplier.

Schedule of borrowing and financing credit limited

Agent	March 31, 2024
(in millions of reais (*))
Brazilian Federal Savings Bank	926
Brazilian Development Bank (BNDES)	30
Inter-American Development Bank (IDB)	739
International Bank for Reconstruction and Development (IBRD)	1,032
Other	7
TOTAL	2,734

(*)	Brazilian Central Bank’s exchange rate as of March 31, 2024 (US$ 1.00 = R$ 4.9962; ¥ 1.00 = R$ 0.03301).